Subsequent Events - Additional Information (Details) - USD ($)			1 Months Ended	6 Months Ended
	Jul. 01, 2025	Jun. 06, 2025	Jul. 31, 2025	Jun. 30, 2025
Subsequent Event [Line Items]
Issuance of common shares/ capital stock				$ 14,258,460
Gross proceeds of common shares	$ 127,000
Purchase Agreement | Maximum | BRPC II
Subsequent Event [Line Items]
Issuance of common shares/ capital stock		$ 20,000,000
Heidmar Maritime Holdings Corp.
Subsequent Event [Line Items]
Issuance of common shares/ capital stock, shares				57,102,588
Issuance of common shares/ capital stock				$ 57,102
Subsequent Event | C/V A. Obelix
Subsequent Event [Line Items]
Term of the loan			6 years 6 months
Frequency of Payments description			repayable in 20 quarterly instalments with the first instalment at $1.35 million, 8 instalments at $0.95 million, 16 instalments at $0.2 million and the final instalment at $0.25 million.
Subsequent Event | C/V A. Obelix | First Instalment
Subsequent Event [Line Items]
Amount of instalments			$ 1,350,000
Subsequent Event | C/V A. Obelix | 8 instalments
Subsequent Event [Line Items]
Amount of instalments			950,000
Subsequent Event | C/V A. Obelix | 16 instalments
Subsequent Event [Line Items]
Amount of instalments			200,000
Subsequent Event | C/V A. Obelix | Final Instalment
Subsequent Event [Line Items]
Amount of instalments			250,000
Subsequent Event | Maximum | C/V A. Obelix
Subsequent Event [Line Items]
Secured term loan facility amount			$ 12,400,000
Subsequent Event | Purchase Agreement | BRPC II
Subsequent Event [Line Items]
Issuance of common shares/ capital stock, shares	85,492
Shares issued and sold, average price	$ 1.54